Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 167,526	$ 192,353
Additions	93,508	42,270
Utilization	(40,330)	(20,457)
Reversals	(16,814)	(26,359)
Unwinding of discount and effect in changes due to discount rate	(456)	1,988
Effect of foreign currency exchange differences	15,531	(6,504)
Other provisions, ending balance	218,965	183,291
Other current provisions	114,764	85,493
Other non-current provisions	104,201	97,798
Payroll expense	13,629
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	128,591	144,693
Additions	56,724	32,241
Utilization	(29,439)	(18,337)
Reversals	(15,440)	(22,157)
Unwinding of discount and effect in changes due to discount rate	(456)	1,988
Effect of foreign currency exchange differences	13,367	(5,382)
Other provisions, ending balance	153,347	133,046
Other current provisions	59,702	37,740
Other non-current provisions	93,645	95,306
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	902	3,222
Additions	5,373	6,426
Utilization	(887)	(952)
Reversals	(648)	(553)
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	897	(747)
Other provisions, ending balance	5,637	7,396
Other current provisions	5,637	7,396
Other non-current provisions	0	0
Litigation
Changes in other provisions [abstract]
Other provisions, beginning balance	27,135	35,676
Additions	0	1,133
Utilization	(53)	0
Reversals	(583)	0
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	0	0
Other provisions, ending balance	26,499	36,809
Other current provisions	26,499	36,809
Other non-current provisions	0	0
Other
Changes in other provisions [abstract]
Other provisions, beginning balance	10,898	8,762
Additions	31,411	2,470
Utilization	(9,951)	(1,168)
Reversals	(143)	(3,649)
Unwinding of discount and effect in changes due to discount rate	0	0
Effect of foreign currency exchange differences	1,267	(375)
Other provisions, ending balance	33,482	6,040
Other current provisions	22,926	3,548
Other non-current provisions	$ 10,556	$ 2,492